Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2024
Financial Instruments with Off-Balance-Sheet Risk
Financial Instruments with Off-Balance-Sheet Risk

Note 17. Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with OBS risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans and risk-sharing commitments on certain sold loans. Such instruments involve, to varying degrees, elements of credit and interest rate risk more than the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the maximum extent of involvement the Company has in particular classes of financial instruments.

Effective January 1, 2023, with the adoption of ASU 2016-13 (CECL), the Company was required to establish an allowance for expected credit losses on OBS credit exposures. Expected credit losses are estimated by management over the contractual period during which the Company is exposed to credit risk under a contractual obligation to extend credit unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over the estimated lives of such commitments. Upon adoption of ASU 2016-13, the Company recorded an adjustment to retained earnings of $451,704 to reflect an allowance for credit losses for unfunded commitments. The allowance for credit losses for OBS credit exposures is presented in the "Accrued interest and other liabilities" line of the consolidated balance sheets. The allowance for credit losses for OBS credit exposures at December 31, 2024 and 2023 was $703,975 and $806,172, respectively.

The Company's maximum exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments. The Company applies the same credit policies and underwriting criteria in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following off-balance-sheet financial instruments representing credit risk were outstanding:

	Contract or Notional Amount
	2024	2023

Unused portions of home equity lines of credit	$40,013,611	$37,922,748
Residential and commercial construction lines of credit	25,019,431	42,437,837
Commercial real estate commitments	22,027,158	26,616,600
Commercial and industrial commitments	71,835,542	62,607,413
Other commitments to extend credit	55,238,256	49,931,055
Standby letters of credit and commercial letters of credit	1,735,247	1,683,050
Recourse on sale of credit card portfolio	183,700	192,500
MPF credit enhancement obligation, net (See Note 18)	240,858	241,799

Commitments to extend credit are agreements to lend to a customer if there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment balances do not necessarily represent future funding requirements. At December 31, 2024 and 2023, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $0 and $280,000, respectively. The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding. Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company upon extension of credit, or a commitment to extend credit, is based on management's credit evaluation of the counterparty. Collateral or other security held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit or providing reimbursement guarantees for the benefit of the Company’s commercial customers is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit and reimbursement guarantees on letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its 2007 trust preferred securities financing, the Company guaranteed the payment obligations under the $12,500,000 of capital securities of its affiliate, the CMTV Statutory Trust I (the Trust). The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust. The Company's obligation under those debentures is fully reflected in the Company's consolidated balance sheet, in the gross amount of $12,887,000 as of the dates presented, of which $12,500,000 represents external financing through the issuance to investors of capital securities by the Trust (see Note 12).